Schedule of Investments (unaudited)	iShares® MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.7%
Ampol Ltd.	767,239	$13,382,036
APA Group	3,780,332	25,450,663
Aristocrat Leisure Ltd.	1,935,985	45,952,423
ASX Ltd.	622,400	26,967,638
Aurizon Holdings Ltd.	5,894,623	13,660,004
Australia & New Zealand Banking Group Ltd.	9,572,761	156,837,610
BHP Group Ltd.	16,257,112	390,499,136
BlueScope Steel Ltd.	1,543,187	15,539,854
Brambles Ltd.	4,602,148	34,455,055
Cochlear Ltd.	211,591	27,029,397
Coles Group Ltd.	4,290,738	44,862,488
Commonwealth Bank of Australia	5,479,891	367,408,851
Computershare Ltd.	1,740,928	28,182,211
CSL Ltd.	1,546,944	276,926,804
Dexus	3,482,616	17,354,230
Domino’s Pizza Enterprises Ltd.	195,163	7,957,508
Endeavour Group Ltd./Australia	4,313,078	19,742,261
Evolution Mining Ltd.	5,864,493	7,779,541
Fortescue Metals Group Ltd.	5,438,056	51,231,938
Glencore PLC	31,662,216	181,521,658
Goodman Group	5,399,409	58,749,374
GPT Group (The)	6,205,454	17,149,179
IDP Education Ltd.(a)	671,116	12,661,804
Insurance Australia Group Ltd.	7,915,402	24,845,939
Lendlease Corp. Ltd.	2,220,298	12,346,543
Lottery Corp. Ltd. (The)(b)	7,147,691	19,608,746
Macquarie Group Ltd.	1,170,414	126,969,784
Medibank Pvt Ltd.	8,901,773	16,029,136
Mineral Resources Ltd.	546,765	25,633,315
Mirvac Group	12,695,953	16,821,696
National Australia Bank Ltd.	10,308,116	214,120,620
Newcrest Mining Ltd.	2,867,940	31,763,227
Northern Star Resources Ltd.	3,732,841	20,833,353
Orica Ltd.	1,443,168	12,837,321
Origin Energy Ltd.	5,642,677	20,158,898
Qantas Airways Ltd.(b)	2,964,944	11,079,302
QBE Insurance Group Ltd.	4,762,942	37,317,463
Ramsay Health Care Ltd.	589,053	22,094,874
REA Group Ltd.(a)	169,427	13,131,586
Reece Ltd.(a)	727,604	7,225,013
Rio Tinto Ltd.	1,189,482	67,502,621
Rio Tinto PLC	3,610,764	188,704,378
Santos Ltd.	10,332,264	50,438,563
Scentre Group	16,666,257	31,016,249
SEEK Ltd.	1,077,152	14,827,928
Sonic Healthcare Ltd.	1,461,320	30,593,442
South32 Ltd.	14,922,234	34,235,601
Stockland	7,629,954	17,580,166
Suncorp Group Ltd.	4,045,411	29,592,221
Telstra Group Ltd., NVS	13,040,528	32,698,184
Transurban Group	9,861,005	83,650,373
Treasury Wine Estates Ltd.	2,319,502	19,221,185
Vicinity Ltd.	12,397,418	15,455,404
Washington H Soul Pattinson & Co. Ltd.	694,074	12,421,186
Wesfarmers Ltd.	3,642,109	105,690,443
Westpac Banking Corp.	11,243,385	173,608,665
WiseTech Global Ltd.	471,209	17,426,721
Woodside Energy Group Ltd.	6,097,542	140,965,707
Security	Shares	Value

Australia (continued)
Woolworths Group Ltd.	3,898,207	$82,321,470
		3,622,068,986
Austria — 0.2%
Erste Group Bank AG	1,104,732	27,226,045
OMV AG	471,834	21,724,813
Verbund AG	218,159	17,089,451
voestalpine AG	370,724	8,048,522
		74,088,831
Belgium — 0.8%
Ageas SA/NV	517,801	17,925,328
Anheuser-Busch InBev SA/NV	2,790,272	139,570,484
D’ieteren Group	80,107	13,332,051
Elia Group SA/NV	105,937	13,393,856
Groupe Bruxelles Lambert NV	318,624	23,490,993
KBC Group NV	803,529	40,269,446
Proximus SADP	489,575	5,132,569
Sofina SA(a)	49,393	9,631,575
Solvay SA	237,797	21,459,003
UCB SA	406,559	30,641,450
Umicore SA	672,468	22,168,516
Warehouses De Pauw CVA	519,127	13,323,872
		350,339,143
Brazil — 0.1%
Yara International ASA	531,935	23,741,012

Denmark — 2.7%
AP Moller - Maersk A/S, Class A	9,953	19,912,812
AP Moller - Maersk A/S, Class B, NVS	16,151	33,742,202
Carlsberg AS, Class B	311,857	36,719,789
Chr Hansen Holding A/S	339,455	18,853,679
Coloplast A/S, Class B	381,601	42,537,125
Danske Bank A/S	2,214,336	35,719,419
Demant A/S(b)	295,728	8,075,520
DSV A/S	601,116	81,227,746
Genmab A/S(b)	211,144	81,334,262
GN Store Nord A/S	418,006	8,883,179
Novo Nordisk A/S, Class B	5,316,209	578,038,048
Novozymes A/S, Class B	657,235	34,498,630
Orsted AS(c)	606,078	50,004,921
Pandora A/S	291,774	15,348,329
Rockwool A/S, Class B	28,282	5,632,473
Tryg A/S	1,156,936	25,023,639
Vestas Wind Systems A/S	3,242,586	63,923,252
		1,139,475,025
Finland — 1.3%
Elisa OYJ	456,696	22,070,429
Fortum OYJ	1,426,058	20,070,739
Kesko OYJ, Class B	878,150	17,089,373
Kone OYJ, Class B	1,091,743	44,702,276
Neste OYJ	1,358,575	59,544,246
Nokia OYJ	17,405,239	77,347,366
Nordea Bank Abp	10,984,689	104,931,427
Orion OYJ, Class B	341,185	15,700,721
Sampo OYJ, Class A	1,542,045	70,514,225
Stora Enso OYJ, Class R	1,769,680	23,074,515
UPM-Kymmene OYJ	1,710,234	57,493,695
Wartsila OYJ Abp	1,516,973	10,341,619
		522,880,631

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France — 11.5%
Accor SA(b)	544,654	$13,050,699
Aeroports de Paris(b)	95,298	12,887,209
Air Liquide SA	1,679,296	219,674,898
Airbus SE	1,898,188	205,390,986
Alstom SA(a)	1,017,758	20,946,706
Amundi SA(c)	195,721	9,234,097
ArcelorMittal SA	1,692,761	37,839,380
Arkema SA	190,312	15,060,916
AXA SA	6,001,860	148,215,200
BioMerieux	134,505	11,900,800
BNP Paribas SA	3,567,352	167,286,972
Bollore SE	2,837,186	14,190,298
Bouygues SA	736,484	21,012,733
Bureau Veritas SA	945,163	23,383,581
Capgemini SE	524,744	86,000,662
Carrefour SA	1,940,859	31,238,995
Cie. de Saint-Gobain	1,598,489	65,347,717
Cie. Generale des Etablissements Michelin SCA	2,178,283	55,511,470
Covivio	152,315	8,155,181
Credit Agricole SA	3,877,441	35,182,574
Danone SA	2,061,523	102,456,638
Dassault Aviation SA	80,369	11,936,268
Dassault Systemes SE	2,140,259	71,738,845
Edenred	801,830	41,106,749
Eiffage SA	267,687	24,204,732
Electricite de France SA(a)	1,799,305	21,249,702
Engie SA	5,864,795	76,203,346
EssilorLuxottica SA	923,745	146,070,088
Eurazeo SE	140,659	8,026,766
Eurofins Scientific SE	432,133	27,662,900
Gecina SA	147,437	13,144,604
Getlink SE	1,412,376	22,350,124
Hermes International	101,708	131,649,315
Ipsen SA	121,148	12,450,113
Kering SA	240,245	110,022,807
Klepierre SA	690,792	13,883,712
La Francaise des Jeux SAEM(c)	338,147	11,019,725
Legrand SA	858,765	65,441,855
L’Oreal SA	774,972	243,344,443
LVMH Moet Hennessy Louis Vuitton SE	891,537	562,555,016
Orange SA	6,405,908	61,034,929
Pernod Ricard SA	672,750	118,075,141
Publicis Groupe SA	732,563	41,026,732
Remy Cointreau SA	74,120	11,335,755
Renault SA(b)	615,240	18,942,749
Safran SA	1,097,558	122,234,909
Sanofi	3,656,766	314,693,218
Sartorius Stedim Biotech	88,597	28,115,269
Schneider Electric SE	1,742,243	220,317,613
SEB SA	78,999	5,142,958
Societe Generale SA(a)	2,553,526	58,570,277
Sodexo SA	283,389	25,103,249
Teleperformance	188,596	50,530,494
Thales SA	341,860	43,477,720
TotalEnergies SE	7,961,837	434,344,886
Ubisoft Entertainment SA(b)	300,884	8,255,023
Unibail-Rodamco-Westfield(a)(b)	382,946	18,097,865
Valeo	660,306	10,877,203
Veolia Environnement SA	2,137,224	47,694,314
Vinci SA	1,713,482	157,703,652
Security	Shares	Value

France (continued)
Vivendi SE	2,313,897	$18,939,186
Wendel SE	85,048	6,659,420
Worldline SA/France(b)(c)	767,296	33,489,750
		4,772,691,134
Germany — 7.2%
adidas AG	555,451	54,220,384
Allianz SE, Registered	1,311,710	235,982,435
Aroundtown SA(a)	3,269,866	6,481,673
BASF SE	2,951,806	132,449,416
Bayer AG, Registered	3,154,912	165,888,515
Bayerische Motoren Werke AG	1,065,465	83,630,334
Bechtle AG	263,216	9,093,203
Beiersdorf AG	323,671	31,070,855
Brenntag SE	495,022	30,036,097
Carl Zeiss Meditec AG, Bearer	128,720	15,580,674
Commerzbank AG(b)	3,418,118	27,309,736
Continental AG	353,566	18,313,185
Covestro AG(c)	620,995	21,080,303
Daimler Truck Holding AG(b)	1,453,449	38,767,229
Delivery Hero SE(b)(c)	524,346	17,255,644
Deutsche Bank AG, Registered	6,636,839	63,260,641
Deutsche Boerse AG	610,149	99,222,209
Deutsche Lufthansa AG, Registered(b)	1,919,027	13,120,395
Deutsche Post AG, Registered	3,186,966	112,658,563
Deutsche Telekom AG, Registered	10,408,687	196,469,020
E.ON SE	7,216,308	60,429,243
Evonik Industries AG	671,793	12,375,578
Fresenius Medical Care AG & Co. KGaA	658,583	18,216,783
Fresenius SE & Co. KGaA	1,345,058	30,954,007
GEA Group AG	485,105	16,956,575
Hannover Rueck SE	193,627	31,507,756
HeidelbergCement AG	465,147	21,390,612
HelloFresh SE(b)	528,547	10,565,212
Henkel AG & Co. KGaA	332,140	19,498,308
Infineon Technologies AG	4,193,749	101,763,268
KION Group AG	231,136	5,124,351
Knorr-Bremse AG	232,187	10,453,230
LEG Immobilien SE	232,904	15,205,179
Mercedes-Benz Group AG	2,573,087	148,934,265
Merck KGaA	415,032	67,635,688
MTU Aero Engines AG	172,634	30,894,262
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	449,409	118,633,075
Nemetschek SE	185,708	8,853,993
Puma SE	339,180	14,995,434
Rational AG	16,534	9,320,221
Rheinmetall AG	139,869	22,735,934
RWE AG	2,066,554	79,552,275
SAP SE	3,353,429	322,776,802
Scout24 SE(c)	256,693	13,154,224
Siemens AG, Registered.	2,455,128	268,121,972
Siemens Healthineers AG(c)	903,581	41,395,343
Symrise AG	426,402	43,523,913
Telefonica Deutschland Holding AG	3,326,285	7,247,639
Uniper SE(a)	291,807	873,507
United Internet AG, Registered	308,179	5,760,811
Volkswagen AG	94,440	16,142,800
Vonovia SE	2,300,087	50,856,315

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Zalando SE(b)(c)	716,753	$16,519,841
		3,014,258,927
Hong Kong — 2.5%
AIA Group Ltd.	38,680,000	292,992,885
BOC Hong Kong Holdings Ltd.	11,888,500	36,941,207
Budweiser Brewing Co. APAC Ltd.(a)(c)	5,523,600	11,625,647
Chow Tai Fook Jewellery Group Ltd.(a)	6,408,400	10,971,664
CK Asset Holdings Ltd.	6,436,684	35,585,633
CK Hutchison Holdings Ltd.	8,618,184	42,899,848
CK Infrastructure Holdings Ltd.	2,032,292	9,654,852
CLP Holdings Ltd.	5,274,000	35,398,043
ESR Group Ltd.(c)	6,416,600	10,942,558
Futu Holdings Ltd., ADR(a)(b)	191,342	6,478,840
Galaxy Entertainment Group Ltd.	7,003,000	31,994,249
Hang Lung Properties Ltd.	6,500,000	8,176,759
Hang Seng Bank Ltd.	2,455,900	34,573,617
Henderson Land Development Co. Ltd.	4,653,764	11,393,622
HK Electric Investments & HK Electric Investments Ltd., Class SS	8,420,500	5,353,867
HKT Trust & HKT Ltd., Class SS	12,132,440	13,721,106
Hong Kong & China Gas Co. Ltd.	35,974,513	27,728,040
Hong Kong Exchanges & Clearing Ltd.	3,914,600	103,907,568
Hongkong Land Holdings Ltd.(a)	3,632,400	13,984,319
Jardine Matheson Holdings Ltd.	512,500	23,609,849
Link REIT	6,756,358	39,934,215
MTR Corp. Ltd.	4,965,000	21,846,939
New World Development Co. Ltd.	4,841,033	9,902,209
Power Assets Holdings Ltd.	4,443,000	21,244,418
Sands China Ltd.(b)	7,809,600	13,652,931
Sino Land Co. Ltd.(a)	11,124,000	11,878,381
SITC International Holdings Co. Ltd.	4,301,000	7,044,163
Sun Hung Kai Properties Ltd.	4,652,500	49,997,238
Swire Pacific Ltd., Class A(a)	1,593,500	10,570,498
Swire Properties Ltd.	3,760,655	7,227,654
Techtronic Industries Co. Ltd.	4,415,533	41,809,652
WH Group Ltd.(c)	26,702,500	13,485,058
Wharf Real Estate Investment Co. Ltd.	5,366,912	21,145,952
Xinyi Glass Holdings Ltd.	5,812,000	7,469,324
		1,045,142,805
Ireland — 0.7%
CRH PLC	2,450,700	88,268,874
Flutter Entertainment PLC, Class DI(b)	536,262	70,823,726
James Hardie Industries PLC	1,426,964	31,154,880
Kerry Group PLC, Class A	510,225	44,315,507
Kingspan Group PLC	494,904	24,951,421
Smurfit Kappa Group PLC	792,578	26,236,664
		285,751,072
Israel — 0.9%
Azrieli Group Ltd.	135,469	10,036,284
Bank Hapoalim BM	4,114,873	39,664,305
Bank Leumi Le-Israel BM	4,973,093	47,442,033
Bezeq The Israeli Telecommunication Corp. Ltd.	6,636,769	11,748,643
Check Point Software Technologies Ltd.(a)(b)	328,413	42,440,812
CyberArk Software Ltd.(a)(b)	130,935	20,545,011
Elbit Systems Ltd.	85,326	17,264,460
ICL Group Ltd.	2,271,840	20,486,544
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	3,959,284	22,512,834
Mizrahi Tefahot Bank Ltd.	495,516	18,731,271
Security	Shares	Value

Israel (continued)
Nice Ltd.(b)	203,388	$38,332,377
Teva Pharmaceutical Industries Ltd., ADR(b)	3,560,810	31,762,425
Tower Semiconductor Ltd.(b)	351,153	15,006,814
Wix.com Ltd.(b)	184,087	15,481,717
ZIM Integrated Shipping Services Ltd.(a)	272,007	6,389,444
		357,844,976
Italy — 2.0%
Amplifon SpA	399,837	9,933,531
Assicurazioni Generali SpA	3,558,371	53,400,828
Atlantia SpA	1,602,642	35,750,960
DiaSorin SpA	81,110	10,603,967
Enel SpA	26,121,002	116,691,586
Eni SpA	8,104,780	106,445,896
Ferrari NV	404,763	79,794,278
FinecoBank Banca Fineco SpA	1,953,791	26,328,481
Infrastrutture Wireless Italiane SpA(c)	1,079,221	9,525,380
Intesa Sanpaolo SpA	53,055,767	101,152,273
Mediobanca Banca di Credito Finanziario SpA	1,936,538	17,544,230
Moncler SpA	659,021	28,432,936
Nexi SpA(b)(c)	1,680,351	14,527,443
Poste Italiane SpA(c)	1,673,263	14,581,251
Prysmian SpA	817,845	26,619,307
Recordati Industria Chimica e Farmaceutica SpA	334,873	12,581,676
Snam SpA	6,460,120	28,724,988
Telecom Italia SpA/Milano(a)(b)	31,634,557	6,189,042
Tenaris SA	1,517,784	23,755,056
Terna - Rete Elettrica Nazionale	4,517,277	29,957,066
UniCredit SpA	6,663,672	82,637,955
		835,178,130
Japan — 21.9%
Advantest Corp.	609,700	32,095,565
Aeon Co. Ltd.	2,100,000	39,166,228
AGC Inc.	622,400	19,502,874
Aisin Corp.	472,600	12,131,516
Ajinomoto Co. Inc.	1,465,700	40,311,454
ANA Holdings Inc.(b)	518,800	10,084,803
Asahi Group Holdings Ltd.	1,464,800	40,986,165
Asahi Intecc Co. Ltd.	697,300	11,878,601
Asahi Kasei Corp.	4,032,400	25,855,401
Astellas Pharma Inc.	5,894,950	81,339,591
Azbil Corp.	370,000	10,054,998
Bandai Namco Holdings Inc.	642,400	42,464,483
Bridgestone Corp.	1,833,200	66,300,328
Brother Industries Ltd.	759,700	12,942,177
Canon Inc.	3,211,800	68,082,068
Capcom Co. Ltd.	563,400	15,670,940
Central Japan Railway Co.	463,100	53,616,078
Chiba Bank Ltd. (The)	1,690,700	9,263,550
Chubu Electric Power Co. Inc.	2,067,400	16,828,471
Chugai Pharmaceutical Co. Ltd.	2,157,400	49,990,962
Concordia Financial Group Ltd.	3,490,000	10,648,760
CyberAgent Inc.	1,376,000	11,304,083
Dai Nippon Printing Co. Ltd.	712,000	14,261,877
Daifuku Co. Ltd.	325,100	14,881,430
Dai-ichi Life Holdings Inc.	3,146,352	49,972,702
Daiichi Sankyo Co. Ltd.	5,627,685	180,146,474
Daikin Industries Ltd.	799,900	119,814,766
Daito Trust Construction Co. Ltd.	198,400	19,646,320
Daiwa House Industry Co. Ltd.	1,925,500	38,793,687

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa House REIT Investment Corp.	7,060	$14,249,164
Daiwa Securities Group Inc.	4,279,500	16,697,200
Denso Corp.	1,391,600	69,045,489
Dentsu Group Inc.	694,600	21,604,394
Disco Corp.	92,300	22,076,362
East Japan Railway Co.	971,800	51,782,717
Eisai Co. Ltd.	810,200	48,857,607
ENEOS Holdings Inc.	9,858,650	32,520,288
FANUC Corp.	616,300	80,643,851
Fast Retailing Co. Ltd.	186,800	104,073,967
Fuji Electric Co. Ltd.	408,400	15,790,770
FUJIFILM Holdings Corp.	1,156,700	52,918,880
Fujitsu Ltd.	632,100	72,728,498
GLP J-Reit	13,776	14,286,845
GMO Payment Gateway Inc.	135,400	9,736,049
Hakuhodo DY Holdings Inc.	747,420	6,297,571
Hamamatsu Photonics KK	450,400	20,376,677
Hankyu Hanshin Holdings Inc.	736,500	21,874,592
Hikari Tsushin Inc.	65,400	7,899,951
Hirose Electric Co. Ltd.	95,448	12,381,642
Hitachi Construction Machinery Co. Ltd.	344,800	6,745,675
Hitachi Ltd.	3,108,900	141,062,635
Honda Motor Co. Ltd.	5,235,200	119,375,510
Hoshizaki Corp.	348,200	9,975,921
Hoya Corp.	1,174,700	109,201,679
Hulic Co. Ltd.	1,224,800	8,897,369
Ibiden Co. Ltd.	362,200	12,208,800
Idemitsu Kosan Co. Ltd.	670,783	14,676,886
Iida Group Holdings Co. Ltd.	473,180	6,570,276
Inpex Corp.	3,334,643	33,654,536
Isuzu Motors Ltd.	1,871,200	22,004,673
Ito En Ltd.	174,300	6,138,901
ITOCHU Corp.	3,816,900	98,646,008
Itochu Techno-Solutions Corp.	306,800	7,112,770
Japan Airlines Co. Ltd.(b)	460,700	8,605,016
Japan Exchange Group Inc.	1,610,500	21,164,840
Japan Metropolitan Fund Invest	22,550	16,613,245
Japan Post Bank Co. Ltd.(a)	1,316,600	8,772,678
Japan Post Holdings Co. Ltd.	7,637,800	51,360,969
Japan Post Insurance Co. Ltd.	644,000	9,533,229
Japan Real Estate Investment Corp.	4,028	16,878,477
Japan Tobacco Inc.	3,850,900	64,492,672
JFE Holdings Inc.	1,581,275	14,486,244
JSR Corp.	580,200	11,024,390
Kajima Corp.	1,354,700	12,752,036
Kakaku.com Inc.	428,800	7,252,288
Kansai Electric Power Co. Inc. (The)	2,260,100	17,120,853
Kao Corp.	1,525,500	56,980,368
KDDI Corp.	5,180,200	153,111,015
Keio Corp.	329,300	11,545,428
Keisei Electric Railway Co. Ltd.	416,200	11,046,812
Keyence Corp.	625,292	235,775,754
Kikkoman Corp.	467,000	25,306,749
Kintetsu Group Holdings Co. Ltd.	550,800	18,614,225
Kirin Holdings Co. Ltd.	2,642,200	38,840,159
Kobayashi Pharmaceutical Co. Ltd.	172,700	9,164,633
Kobe Bussan Co. Ltd.	483,600	10,489,579
Koei Tecmo Holdings Co. Ltd.	380,100	5,735,301
Koito Manufacturing Co. Ltd.	670,200	9,514,718
Komatsu Ltd.	2,968,100	58,145,634
Security	Shares	Value

Japan (continued)
Konami Group Corp.	299,000	$13,105,558
Kose Corp.	106,800	10,660,825
Kubota Corp.	3,276,400	45,704,442
Kurita Water Industries Ltd.	334,900	12,259,004
Kyocera Corp.	1,030,800	49,917,959
Kyowa Kirin Co. Ltd.	867,700	20,435,794
Lasertec Corp.	242,000	34,003,626
Lixil Corp.	953,180	14,398,049
M3 Inc.	1,417,700	42,247,708
Makita Corp.	717,600	13,113,070
Marubeni Corp.	4,963,600	43,450,923
Mazda Motor Corp.	1,826,700	12,299,098
McDonald’s Holdings Co. Japan Ltd.	284,900	9,890,943
MEIJI Holdings Co. Ltd.	356,504	14,669,820
MINEBEA MITSUMI Inc.	1,167,200	17,249,381
MISUMI Group Inc.	913,300	19,452,783
Mitsubishi Chemical Group Corp.	4,106,000	18,548,243
Mitsubishi Corp.	4,055,200	109,850,820
Mitsubishi Electric Corp.	6,204,800	54,593,593
Mitsubishi Estate Co. Ltd.	3,797,700	47,757,194
Mitsubishi HC Capital Inc.	2,125,100	9,118,925
Mitsubishi Heavy Industries Ltd.	1,029,000	35,442,933
Mitsubishi UFJ Financial Group Inc.	38,385,180	181,325,792
Mitsui & Co. Ltd.	4,483,600	99,218,358
Mitsui Chemicals Inc.	591,000	10,938,774
Mitsui Fudosan Co. Ltd.	2,909,100	55,704,506
Mitsui OSK Lines Ltd.	1,103,500	21,843,990
Mizuho Financial Group Inc.	7,734,916	83,656,686
MonotaRO Co. Ltd.	802,400	12,180,313
MS&AD Insurance Group Holdings Inc.	1,427,888	37,812,193
Murata Manufacturing Co. Ltd.	1,844,500	87,317,553
NEC Corp.	811,000	26,844,821
Nexon Co. Ltd.	1,586,600	26,550,520
NGK Insulators Ltd.	762,300	8,893,036
Nidec Corp.(a)	1,436,600	78,989,999
Nihon M&A Center Holdings Inc.	969,700	10,941,903
Nintendo Co. Ltd.	3,545,000	143,923,783
Nippon Building Fund Inc.	4,915	21,848,371
Nippon Express Holdings Inc.	247,000	12,411,235
Nippon Paint Holdings Co. Ltd.	2,660,800	16,957,335
Nippon Prologis REIT Inc.	6,871	14,417,366
Nippon Sanso Holdings Corp.	555,900	8,850,720
Nippon Shinyaku Co. Ltd.	158,800	8,792,159
Nippon Steel Corp.	2,592,735	35,568,488
Nippon Telegraph & Telephone Corp.	3,838,300	105,862,977
Nippon Yusen KK.	1,555,400	28,175,226
Nissan Chemical Corp.	408,900	18,406,787
Nissan Motor Co. Ltd.	7,436,600	23,702,698
Nisshin Seifun Group Inc.	629,897	6,806,425
Nissin Foods Holdings Co. Ltd.	200,800	12,997,555
Nitori Holdings Co. Ltd.	256,800	23,270,447
Nitto Denko Corp.	455,800	24,014,151
Nomura Holdings Inc.	9,344,600	30,238,733
Nomura Real Estate Holdings Inc.	382,700	8,650,477
Nomura Real Estate Master Fund Inc.	13,670	15,595,167
Nomura Research Institute Ltd.	1,078,971	23,877,841
NTT Data Corp.	2,021,455	29,278,451
Obayashi Corp.	2,090,700	13,419,500
Obic Co. Ltd.	224,100	33,629,099
Odakyu Electric Railway Co. Ltd.	942,900	11,209,147

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Oji Holdings Corp.	2,599,000	$9,010,016
Olympus Corp.	3,963,800	83,574,698
Omron Corp.	595,100	27,754,478
Ono Pharmaceutical Co. Ltd.	1,161,200	27,327,158
Open House Group Co. Ltd.	263,300	9,365,423
Oracle Corp. Japan.	123,800	6,595,012
Oriental Land Co. Ltd./Japan	643,000	86,115,468
ORIX Corp.	3,836,300	56,346,388
Osaka Gas Co. Ltd.	1,202,600	17,807,736
Otsuka Corp.	366,400	11,538,717
Otsuka Holdings Co. Ltd.	1,254,200	40,202,748
Pan Pacific International Holdings Corp.	1,221,600	20,047,336
Panasonic Holdings Corp.	7,090,568	50,503,355
Persol Holdings Co. Ltd.	569,600	11,404,722
Rakuten Group Inc.	2,803,400	12,515,402
Recruit Holdings Co. Ltd.	4,628,900	142,436,651
Renesas Electronics Corp.(b)	3,746,900	31,345,616
Resona Holdings Inc.	6,920,800	26,084,160
Ricoh Co. Ltd.	1,846,100	13,527,829
Rohm Co. Ltd.	281,700	19,793,533
SBI Holdings Inc/Japan	789,480	14,261,212
SCSK Corp.	501,700	7,401,812
Secom Co. Ltd.	674,300	38,415,190
Seiko Epson Corp.	896,000	12,164,235
Sekisui Chemical Co. Ltd.	1,191,800	14,883,228
Sekisui House Ltd.	1,978,900	32,855,278
Seven & i Holdings Co. Ltd.	2,419,380	90,311,477
SG Holdings Co. Ltd.	923,300	12,234,733
Sharp Corp./Japan(a)	787,200	4,721,690
Shimadzu Corp.	761,500	20,060,089
Shimano Inc.	234,200	36,240,851
Shimizu Corp.	1,778,700	8,875,695
Shin-Etsu Chemical Co. Ltd.	1,204,700	125,204,393
Shionogi & Co. Ltd.	850,900	39,513,449
Shiseido Co. Ltd.	1,284,600	44,366,487
Shizuoka Financial Group Inc., NVS	1,433,100	9,049,768
SMC Corp.	183,300	73,576,992
SoftBank Corp.	9,222,700	90,976,295
SoftBank Group Corp.	3,873,400	166,270,361
Sompo Holdings Inc.	1,004,650	41,886,156
Sony Group Corp.	4,049,400	273,069,807
Square Enix Holdings Co. Ltd.	276,700	12,346,916
Subaru Corp.	1,977,300	30,906,821
SUMCO Corp.	1,121,200	14,211,018
Sumitomo Chemical Co. Ltd.	4,780,100	16,095,829
Sumitomo Corp.	3,616,800	45,983,142
Sumitomo Electric Industries Ltd.	2,290,500	23,936,451
Sumitomo Metal Mining Co. Ltd.	792,800	22,222,844
Sumitomo Mitsui Financial Group Inc.	4,193,900	117,771,246
Sumitomo Mitsui Trust Holdings Inc.	1,082,960	31,155,690
Sumitomo Realty & Development Co. Ltd.	992,500	22,761,904
Suntory Beverage & Food Ltd.	447,400	14,968,518
Suzuki Motor Corp.	1,183,100	40,000,383
Sysmex Corp.	537,600	28,935,704
T&D Holdings Inc.	1,703,900	16,851,914
Taisei Corp.	578,800	15,766,869
Takeda Pharmaceutical Co. Ltd.	4,827,610	127,492,345
TDK Corp.	1,248,300	38,994,838
Terumo Corp.	2,072,900	62,910,438
TIS Inc.	724,100	19,522,986
Security	Shares	Value

Japan (continued)
Tobu Railway Co. Ltd.	606,000	$14,018,280
Toho Co. Ltd./Tokyo	359,100	12,769,042
Tokio Marine Holdings Inc.	5,895,300	106,735,334
Tokyo Electric Power Co. Holdings Inc.(b)	4,903,800	15,974,445
Tokyo Electron Ltd.	479,800	126,233,668
Tokyo Gas Co. Ltd.	1,274,500	22,777,214
Tokyu Corp.	1,705,700	19,667,574
Toppan Inc.	840,000	12,527,900
Toray Industries Inc.	4,442,400	21,578,286
Toshiba Corp.	1,251,600	43,432,438
Tosoh Corp.	832,200	9,053,903
TOTO Ltd.	453,600	12,937,879
Toyota Industries Corp.	470,300	24,227,602
Toyota Motor Corp.	34,055,320	472,503,916
Toyota Tsusho Corp.	681,300	22,868,441
Trend Micro Inc/Japan	428,000	21,581,255
Unicharm Corp.	1,296,400	39,399,436
USS Co. Ltd.	703,780	10,619,155
Welcia Holdings Co. Ltd.	301,600	6,303,859
West Japan Railway Co.	705,300	27,962,725
Yakult Honsha Co. Ltd.	410,400	22,735,722
Yamaha Corp.	451,800	17,057,371
Yamaha Motor Co. Ltd.	957,900	19,773,501
Yamato Holdings Co. Ltd.	933,900	13,830,380
Yaskawa Electric Corp.	771,900	21,373,363
Yokogawa Electric Corp.	729,600	12,199,716
Z Holdings Corp.	8,514,122	21,972,888
ZOZO Inc.	401,100	8,510,619
		9,119,868,502
Malta — 0.0%
BGP Holdings PLC, NVS(d)	33,026,812	327

Netherlands — 4.6%
ABN AMRO Bank NV, CVA(c)	1,357,401	13,344,108
Adyen NV(b)(c)	69,614	99,380,862
Aegon NV	5,747,421	26,605,716
AerCap Holdings NV(a)(b)	433,811	23,169,846
Akzo Nobel NV	583,066	35,995,834
Argenx SE(b)	176,803	68,643,830
ASM International NV	150,038	33,191,360
ASML Holding NV	1,305,340	612,317,500
Davide Campari-Milano NV	1,671,548	15,011,038
Euronext NV(c)	275,123	17,461,737
EXOR NV, NVS(b)	348,238	23,401,935
Heineken Holding NV	324,440	22,137,896
Heineken NV	832,299	69,525,424
IMCD NV	182,935	23,725,642
ING Groep NV(b)	12,555,102	123,536,997
JDE Peet’s NV	320,823	9,183,590
Just Eat Takeaway.com NV(a)(b)(c)	587,533	10,082,114
Koninklijke Ahold Delhaize NV	3,358,509	93,662,991
Koninklijke DSM NV	561,235	66,018,256
Koninklijke KPN NV	10,694,300	29,913,084
Koninklijke Philips NV	2,837,963	35,999,214
NN Group NV	895,783	37,929,633
OCI NV	338,959	12,964,465
Prosus NV	2,663,543	115,176,036
QIAGEN NV(b)	733,065	31,656,051
Randstad NV	382,969	19,086,865
Stellantis NV	7,069,894	95,383,943

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Universal Music Group NV	2,328,931	$45,729,602
Wolters Kluwer NV	843,454	89,624,170
		1,899,859,739
New Zealand — 0.2%
Auckland International Airport Ltd.(b)	4,001,722	17,889,374
Fisher & Paykel Healthcare Corp. Ltd.	1,858,570	21,122,683
Mercury NZ Ltd.	2,234,802	7,556,517
Meridian Energy Ltd.	4,128,398	11,702,342
Spark New Zealand Ltd.	6,010,218	17,890,989
Xero Ltd.(b)	432,159	21,460,442
		97,622,347
Norway — 0.8%
Adevinta ASA(b)	935,103	6,401,124
Aker BP ASA	1,012,812	32,173,339
DNB Bank ASA	2,998,809	53,039,568
Equinor ASA	3,138,450	114,345,405
Gjensidige Forsikring ASA	642,079	11,736,386
Kongsberg Gruppen ASA	287,621	10,314,205
Mowi ASA	1,346,675	20,100,172
Norsk Hydro ASA	4,326,729	27,458,806
Orkla ASA	2,411,506	16,265,985
Salmar ASA	187,241	6,347,777
Telenor ASA	2,246,715	20,417,848
		318,600,615
Portugal — 0.2%
EDP - Energias de Portugal SA	8,914,044	38,948,256
Galp Energia SGPS SA	1,605,917	16,305,032
Jeronimo Martins SGPS SA	909,892	18,828,402
		74,081,690
Singapore — 1.5%
CapitaLand Ascendas REIT	10,779,000	19,943,206
CapitaLand Integrated Commercial Trust	17,077,925	22,665,034
Capitaland Investment Ltd/Singapore	8,350,000	17,757,482
City Developments Ltd.	1,321,700	7,126,093
DBS Group Holdings Ltd.	5,816,600	140,623,882
Genting Singapore Ltd.	19,444,800	11,057,712
Grab Holdings Ltd., Class A(b)	4,180,025	10,868,065
Keppel Corp. Ltd.	4,675,200	23,011,420
Mapletree Logistics Trust(a)	10,552,428	11,325,597
Mapletree Pan Asia Commercial Trust	7,517,000	8,435,645
Oversea-Chinese Banking Corp. Ltd.	10,874,198	93,345,011
Sea Ltd., ADR(a)(b)	1,160,374	57,647,380
Singapore Airlines Ltd.(b)	4,314,500	16,003,802
Singapore Exchange Ltd.	2,654,800	15,787,107
Singapore Technologies Engineering Ltd.	5,049,800	11,772,772
Singapore Telecommunications Ltd.	26,514,885	46,685,939
United Overseas Bank Ltd.	3,790,400	74,363,045
UOL Group Ltd.	1,488,900	6,503,201
Venture Corp. Ltd.	889,800	10,013,228
Wilmar International Ltd.(a)	6,181,100	16,933,446
		621,869,067
Spain — 2.5%
Acciona SA	79,053	14,234,409
ACS Actividades de Construccion y Servicios SA	739,598	18,979,018
Aena SME SA(b)(c)	240,249	28,236,803
Amadeus IT Group SA(b)	1,443,438	75,282,887
Banco Bilbao Vizcaya Argentaria SA	21,411,442	110,457,090
Banco Santander SA	54,849,692	142,251,337
CaixaBank SA	14,234,657	47,202,738
Security	Shares	Value

Spain (continued)
Cellnex Telecom SA(c)	1,741,204	$56,990,014
EDP Renovaveis SA	924,959	19,463,430
Enagas SA	820,886	13,326,181
Endesa SA	1,017,189	16,995,233
Ferrovial SA	1,545,183	37,761,731
Grifols SA(a)(b)	955,526	8,129,207
Iberdrola SA	19,122,185	194,458,726
Industria de Diseno Textil SA	3,502,731	79,505,676
Naturgy Energy Group SA	465,828	11,954,325
Red Electrica Corp. SA	1,347,914	21,803,459
Repsol SA	4,659,104	63,384,617
Siemens Gamesa Renewable Energy SA(b)	763,416	13,534,342
Telefonica SA	16,823,511	57,993,904
		1,031,945,127
Sweden — 3.2%
Alfa Laval AB	929,032	22,868,402
Assa Abloy AB, Class B	3,218,655	64,991,311
Atlas Copco AB, Class A	8,625,783	92,065,124
Atlas Copco AB, Class B	5,012,317	48,474,912
Boliden AB	876,507	25,489,611
Electrolux AB, Class B(a)	706,762	8,719,446
Embracer Group AB(a)(b)	2,144,098	10,314,720
Epiroc AB, Class A	2,111,569	32,324,843
Epiroc AB, Class B	1,246,607	16,738,406
EQT AB	956,604	18,825,908
Essity AB, Class B	1,956,409	41,335,699
Evolution AB(c)	587,287	54,783,701
Fastighets AB Balder, Class B(b)	2,020,840	7,585,509
Getinge AB, Class B	731,896	14,852,353
H & M Hennes & Mauritz AB, Class B	2,345,074	23,619,948
Hexagon AB, Class B	6,250,476	61,791,502
Holmen AB, Class B	300,613	10,909,371
Husqvarna AB, Class B	1,344,244	7,980,974
Industrivarden AB, Class A	419,884	9,509,487
Industrivarden AB, Class C	493,970	11,092,303
Indutrade AB	879,141	15,391,960
Investment AB Latour, Class B	476,608	8,050,992
Investor AB, Class A	1,601,323	27,230,101
Investor AB, Class B	5,850,818	95,488,918
Kinnevik AB, Class B(b)	776,544	9,592,990
L E Lundbergforetagen AB, Class B	243,938	9,627,653
Lifco AB, Class B	747,121	10,795,771
Nibe Industrier AB, Class B	4,867,304	38,825,372
Sagax AB, Class B	609,041	11,223,004
Sandvik AB	3,423,919	53,504,715
Securitas AB, Class B(a)	1,584,937	12,950,214
Skandinaviska Enskilda Banken AB, Class A	5,226,346	55,103,411
Skanska AB, Class B	1,095,753	17,040,433
SKF AB, Class B	1,232,717	17,844,333
Svenska Cellulosa AB SCA, Class B	1,941,397	22,904,182
Svenska Handelsbanken AB, Class A	4,683,702	43,516,406
Swedbank AB, Class A	2,909,039	43,368,094
Swedish Match AB	4,897,147	50,366,612
Swedish Orphan Biovitrum AB(b)	541,675	9,977,333
Tele2 AB, Class B	1,825,414	14,961,120
Telefonaktiebolaget LM Ericsson, Class B	9,372,946	52,107,428
Telia Co. AB	8,517,086	22,568,273
Volvo AB, Class A	640,225	10,936,087
Volvo AB, Class B	4,847,338	79,336,023

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Volvo Car AB, Class B(a)(b)	1,917,640	$8,138,621
		1,325,123,576
Switzerland — 10.7%
ABB Ltd., Registered	5,273,769	146,454,142
Adecco Group AG, Registered	517,644	16,200,168
Alcon Inc.	1,604,273	97,676,721
Bachem Holding AG, Class A	105,425	7,559,612
Baloise Holding AG, Registered	146,872	20,065,965
Barry Callebaut AG, Registered	11,455	21,671,850
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,454	33,148,168
Chocoladefabriken Lindt & Spruengli AG, Registered	358	34,793,604
Cie. Financiere Richemont SA, Class A, Registered	1,676,087	163,809,894
Clariant AG, Registered	693,454	11,144,366
Coca-Cola HBC AG, Class DI	645,794	14,106,272
Credit Suisse Group AG, Registered(a)	8,511,989	35,260,571
EMS-Chemie Holding AG, Registered	22,520	14,160,371
Geberit AG, Registered	115,150	51,188,475
Givaudan SA, Registered	29,645	88,547,818
Holcim AG	1,782,901	81,001,312
Julius Baer Group Ltd.	710,439	34,086,054
Kuehne + Nagel International AG, Registered	174,010	37,040,839
Logitech International SA, Registered	554,133	27,558,095
Lonza Group AG, Registered	238,975	123,020,482
Nestle SA, Registered	9,039,875	984,069,959
Novartis AG, Registered	6,947,060	561,952,606
Partners Group Holding AG	72,868	65,405,076
Roche Holding AG, Bearer	85,603	34,745,409
Roche Holding AG, NVS	2,256,143	748,584,009
Schindler Holding AG, Participation Certificates, NVS	130,300	21,247,492
Schindler Holding AG, Registered	75,424	11,873,254
SGS SA, Registered	20,408	44,989,655
Siemens Energy AG(a)(b)	1,394,043	16,251,218
SIG Group AG	977,426	18,789,130
Sika AG, Registered	468,893	105,723,995
Sonova Holding AG, Registered	171,952	40,643,199
STMicroelectronics NV	2,194,035	68,221,191
Straumann Holding AG	357,388	34,013,082
Swatch Group AG (The), Bearer	92,802	20,853,482
Swatch Group AG (The), Registered	167,046	6,978,965
Swiss Life Holding AG, Registered	101,574	49,184,371
Swiss Prime Site AG, Registered	246,021	19,852,153
Swiss Re AG	967,762	71,889,968
Swisscom AG, Registered	83,144	41,055,600
Temenos AG, Registered	203,663	12,129,916
UBS Group AG, Registered	11,293,738	179,052,638
VAT Group AG(c)	86,436	19,733,443
Zurich Insurance Group AG	482,964	205,826,639
		4,441,561,229
United Kingdom — 14.8%
3i Group PLC	3,127,035	41,646,987
abrdn PLC	7,186,863	13,095,755
Admiral Group PLC	576,597	13,334,166
Anglo American PLC	4,080,739	122,235,273
Antofagasta PLC	1,268,884	17,098,733
Ashtead Group PLC	1,422,223	74,087,892
Associated British Foods PLC	1,145,857	17,759,950
AstraZeneca PLC	4,975,966	583,840,628
Auto Trader Group PLC(c)	3,032,268	18,150,467
Security	Shares	Value

United Kingdom (continued)
AVEVA Group PLC	386,795	$13,842,695
Aviva PLC	9,087,421	43,588,944
BAE Systems PLC	10,113,344	94,595,799
Barclays PLC	53,770,265	91,369,221
Barratt Developments PLC	3,295,476	14,213,670
Berkeley Group Holdings PLC	356,379	14,179,372
BP PLC	62,048,546	343,289,861
British American Tobacco PLC	6,917,203	273,184,191
British Land Co. PLC (The)	2,827,901	11,862,729
BT Group PLC	22,337,159	33,287,514
Bunzl PLC	1,082,402	35,270,603
Burberry Group PLC	1,272,238	26,509,748
CNH Industrial NV	3,288,567	42,544,445
Coca-Cola Europacific Partners PLC	658,597	30,986,989
Compass Group PLC	5,728,891	120,660,841
Croda International PLC	448,477	34,743,305
DCC PLC	317,407	17,616,350
Diageo PLC	7,345,021	302,265,692
Entain PLC	1,889,268	27,331,221
Experian PLC	2,957,067	94,286,848
Ferguson PLC	687,114	74,935,739
GSK PLC	13,061,402	213,959,860
Haleon PLC(b)	16,310,823	50,016,344
Halma PLC	1,220,956	29,607,302
Hargreaves Lansdown PLC	1,143,033	9,989,655
Hikma Pharmaceuticals PLC	534,380	7,671,144
HSBC Holdings PLC	64,548,024	331,263,646
Imperial Brands PLC	2,899,552	70,630,386
Informa PLC	4,695,820	29,921,377
InterContinental Hotels Group PLC	589,674	31,683,599
Intertek Group PLC	518,305	21,713,325
J Sainsbury PLC	5,620,828	12,529,347
JD Sports Fashion PLC	8,274,070	9,245,694
Johnson Matthey PLC	588,628	13,066,124
Kingfisher PLC	6,490,468	16,306,863
Land Securities Group PLC	2,253,175	14,733,251
Legal & General Group PLC	19,173,830	51,294,974
Lloyds Banking Group PLC	223,640,938	107,407,367
London Stock Exchange Group PLC	1,058,374	91,741,967
M&G PLC	8,276,025	16,631,698
Melrose Industries PLC	14,036,480	18,828,292
Mondi PLC	1,563,077	26,226,036
National Grid PLC	11,710,743	127,589,904
NatWest Group PLC, NVS	17,188,537	46,293,905
Next PLC	417,990	23,607,917
NMC Health PLC, NVS(d)	473,933	5
Ocado Group PLC(b)	1,846,843	10,012,279
Pearson PLC	2,152,405	23,790,780
Persimmon PLC	1,027,084	15,369,143
Phoenix Group Holdings PLC	2,413,676	15,022,652
Prudential PLC	8,829,161	82,019,892
Reckitt Benckiser Group PLC	2,296,372	152,396,331
RELX PLC	6,182,047	166,052,766
Rentokil Initial PLC	8,055,865	50,269,438
Rolls-Royce Holdings PLC(b)	26,871,825	24,100,335
Sage Group PLC (The)	3,277,514	27,317,195
Schroders PLC	2,344,486	10,526,755
Segro PLC	3,880,092	34,920,824
Severn Trent PLC	802,496	23,031,405
Shell PLC	23,887,827	661,730,656

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Smith & Nephew PLC	2,804,496	$33,140,451
Smiths Group PLC	1,205,562	21,594,675
Spirax-Sarco Engineering PLC	237,349	29,249,344
SSE PLC	3,428,737	61,274,538
St. James’s Place PLC	1,745,694	21,317,622
Standard Chartered PLC	8,101,277	48,402,991
Taylor Wimpey PLC	11,405,456	12,262,325
Tesco PLC	24,242,936	59,877,154
Unilever PLC	8,195,147	372,504,990
United Utilities Group PLC	2,186,379	23,560,837
Vodafone Group PLC	85,796,369	100,158,833
Whitbread PLC	649,661	19,120,881
WPP PLC	3,511,413	30,900,947
		6,143,701,649

Total Common Stocks — 99.0%
(Cost: $44,730,315,017)		41,117,694,540

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	190,263	14,030,727
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	365,384	37,372,880
Henkel AG & Co. KGaA, Preference Shares, NVS	572,098	36,041,342
Porsche Automobil Holding SE, Preference Shares, NVS	491,692	27,471,929
Sartorius AG, Preference Shares, NVS	78,145	27,553,164
Volkswagen AG, Preference Shares, NVS	597,575	76,490,400
		218,960,442

Total Preferred Stocks — 0.5%
(Cost: $278,319,788)		218,960,442

Total Long-Term Investments — 99.5%
(Cost: $45,008,634,805)		41,336,654,982
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	257,704,800	$257,653,259
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	18,340,000	18,340,000

Total Short-Term Securities — 0.6%
(Cost: $275,999,037)		275,993,259

Total Investments — 100.1%
(Cost: $45,284,633,842)		41,612,648,241

Liabilities in Excess of Other Assets — (0.1)%		(58,679,732)

Net Assets — 100.0%		$41,553,968,509

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$182,125,789	$75,550,510	(a)	$—		$17,763	$(40,803)	$257,653,259	257,704,800	$400,399	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,190,000	—		(22,850,000	)(a)	—	—	18,340,000	18,340,000	247,763		—
						$17,763	$(40,803)	$275,993,259		$648,162		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	460	12/08/22	$59,484	$913,280
SPI 200 Index	253	12/15/22	27,769	284,275
Euro STOXX 50 Index	2,171	12/16/22	77,521	3,724,848
FTSE 100 Index	636	12/16/22	51,880	(638,331)
				$4,284,072

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$301,870,648	$40,815,823,560	$332	$41,117,694,540
Preferred Stocks	37,372,880	181,587,562	—	218,960,442
Money Market Funds	275,993,259	—	—	275,993,259
	$615,236,787	$40,997,411,122	$332	$41,612,648,241
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$4,922,403	$—	$4,922,403
Liabilities
Futures Contracts	—	(638,331)	—	(638,331)
	$—	$4,284,072	$—	$4,284,072

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust